Deposits on Equipment (Tables)	11 Months Ended
Dec. 31, 2021
Disclosure Deposits On Equipment [Abstract]
Schedule of Purchase Agreement Commitments, Deposits Paid and Expected Delivery Timing
The maximum purchase agreement commitments, deposits paid and expected delivery timing (remaining balances are payable in advance of shipping) are summarized below:

Vendor	Agreement Date	Maximum Purchase Commitment*	Deposits Paid	Expected Shipping
Bitmain Technologies Limited**	August 20, 2021 and August 30, 2021	$171,135,000	$75,024,010	January 2022 - September 2022

SuperAcme Technology (Hong Kong)**	September 2, 2021	222,400,800	22,240,080	July 2022 - December 2022

Bitfury Top HoldCo B.V.	October 11, 2021	***	10,000,000	***

Bitfury USA Inc. and other vendors (primarily for BBACs)	Various	44,594,951	7,592,224

Total		$438,130,751	$114,856,314

*	Maximum purchase commitment does not consider discounts that the Company may qualify for with the respective vendors, which could reduce the total cost of the miners.
**
Pursuant to the Company’s agreements with Bitmain and SuperAcme, the Company is responsible for all logistics costs related to transportation, packaging for transportation and insurance related to the delivery of the miners.

***	As of December 31, 2021, there were no mutually executed order confirmations and as such, the Company had no binding commitments to acquire miners from Bitfury Top HoldCo.